Non-current trade receivables and other non-current assets (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Other Non-current Assets

	As at June 30,	As at December 31,
(€‘000)	2023	2022

R&D Tax credit receivable	2 782	3 454

Total Non-current Grant recevables	2 782	3 454

Deposits	209	264

Total Other non-current assets	209	264